Summary of Insurance Recoveries (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Business Interruption Loss [Line Items]
Proceeds from insurance settlement	¥ 6,387	¥ 12,076	¥ 53,316
Thailand Flood | Fixed assets, inventories and additional expenses | Cost Of Sales And Other Operating Income Expense
Business Interruption Loss [Line Items]
Proceeds from insurance settlement		624	25,284
Thailand Flood | Insurance Claims for Business Interruption | Other Operating Revenue [Member]
Business Interruption Loss [Line Items]
Proceeds from insurance settlement	¥ 6,387	¥ 11,452	¥ 28,032